INCOME TAX EXPENSES (Schedule of Deferred Income Taxes) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred tax assets	₪ 269	₪ 264
Deferred tax liabilities
Deferred tax liabilities	235	235
Deferred tax assets	34	29
Deferred tax assets to be recovered after more than 12 months [Member]
Deferred tax assets
Deferred tax assets	200	188
Deferred tax assets to be recovered within 12 months [Member]
Deferred tax assets
Deferred tax assets	69	76
Deferred tax liabilities to be recovered after more than 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	184	184
Deferred tax liabilities to be recovered within 12 months [Member]
Deferred tax liabilities
Deferred tax liabilities	₪ 51	₪ 51